1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
Corey F. Rose corey.rose@dechert.com +1 202 261 3314 Direct

January 21, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	Hartford Schroders Private Equity Fund – Registration Statement on Form N-2

Ladies and Gentlemen:

Enclosed for filing on behalf of Hartford Schroders Private Equity Fund (“Fund”), a newly organized closed-end management investment company, is the Fund’s initial registration statement under the Securities Act of 1933 and the Investment Company Act of 1940 (“1940 Act”) on Form N-2 (“Registration Statement”). The Fund also has separately filed a Notification of Registration under the 1940 Act on Form N-8A today.

Certain items required to be contained in the Registration Statement, including the exhibits thereto, will be completed and filed in a pre-effective amendment to the Registration Statement.

If you have any questions relating to this filing, please do not hesitate to contact me at 202-261-3314.

Sincerely,

/s/ Corey F. Rose

Corey F. Rose

cc:	Alice A. Pellegrino

John V. O’Hanlon

Alexander C. Karampatsos